Common, subordinated and preferred units - Movements (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Common Unit Public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	18,028,786	17,944,701
Awards to non-employee directors as compensation for directors' fees		8,944
Stock Issued During Period, Shares, Restricted Stock Award, Gross		0
ATM program	0	53,160
Ending Balance	18,028,786	18,028,786
Common Unit Public [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees		2,236
Common Unit Public [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		19,745
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	15,257,498	2,101,438
Awards to non-employee directors as compensation for directors' fees		0
Stock Issued During Period, Shares, Restricted Stock Award, Gross		13,156,060
ATM program	0	0
Ending Balance	15,257,498	15,257,498
Common units Hoegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees		0
Common units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	0	13,156,060
Awards to non-employee directors as compensation for directors' fees		0
Stock Issued During Period, Shares, Restricted Stock Award, Gross		(13,156,060)
ATM program	0	0
Ending Balance	0	0
Subordinated Units Hoegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees		0
Subordinated Units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	6,625,590	6,129,070
Awards to non-employee directors as compensation for directors' fees		0
Stock Issued During Period, Shares, Restricted Stock Award, Gross		0
ATM program	82,409	496,520
Ending Balance	6,707,999	6,625,590
8.75% Series A Preferred Units [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees		0
8.75% Series A Preferred Units [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0